Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Summary of Significant Accounting Policies
Schedule of Beneficial conversion feature
	Level 1	Level 2	Level 3	Total

Beneficial conversion feature	$-	$-	$200,000	$200,000

Total	$-	$-	$200,000	$200,000

Schedule Of Basic and Diluted Earnings Per Share
	September 30, 2019	June 30, 2019
Warrants	15,272,997	14,655,664
Options	772,000	672,000
Convertible notes	200,000	400,000
Total	16,244,997	15,727,664

	June 30, 2019	June 30, 2018
Warrants	14,655,664	11,645,664
Options	672,000	-
Convertible notes	400,000	-
Total	15,727,664	11,645,664